UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2009

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		08/13/2009
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 31
Form 13F Information Table Value Total: 1,633,451,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
American International Group Inc		UNIT 99/99/9999		026874115	164,420 	17,271,050 	x				 				17,271,050
Bank of America Corp				COM			060505104	618,396 	46,848,201 	x				 				46,848,201
Brunswick Corp					COM			117043109	9,666 		2,237,606 	x				 				2,237,606
Capital One Financial Corp			COM			14040H105	65,640 		3,000,000 	x				 				3,000,000
Conseco Inc					COM NEW			208464883	3,678 		1,552,094 	x				 				1,552,094
Dana Holding Corp				COM			235825205	232 		181,636 	x				 				181,636
E-Trade Financial Corp				COM			269246104	30,107 		23,338,807 	x				 				23,338,807
Fifth Third Bancorp				COM			316773100	201,833 	28,427,210 	x				 				28,427,210
Goodyear Tire & Rubber Co.			COM			382550101	25,898 		2,300,000 	x				 				2,300,000
NRG Energy Inc					COM NEW			629377508	46 		1,786 		x				 				1,786
Office Depot Inc				COM			676220106	5,738 		1,258,344 	x				 				1,258,344
OfficeMax Inc					COM			67622P101	2,825 		449,852 	x				 				449,852
Owens Corning					*W EXP 10/30/201	690742127	5 		10,644 		x				 				10,644
PHH Corp					COM NEW			693320202	7,612 		418,703 	x				 				418,703
Royal Bk Scotland Group PLC			SPON ADR F		780097804	617 		43,119 		x				 				43,119
Royal Bk Scotland Group PLC			SPON ADR SER H		780097879	864 		67,915 		x				 				67,915
Royal Bk Scotland Group PLC			SP ADR L RP PF		780097788	1,492 		152,215 	x				 				152,215
Royal Bk Scotland Group PLC			SP ADR PREF M		780097796	337 		30,100 		x				 				30,100
Royal Bk Scotland Group PLC			ADR PREF SER N		780097770	490 		45,807 		x				 				45,807
Royal Bk Scotland Group PLC			ADR PFD SER P		780097762	305 		28,700 		x				 				28,700
Royal Bk Scotland Group PLC			ADR PREF SHS Q		780097754	300 		25,937 		x				 				25,937
Royal Bk Scotland Group PLC			ADR PREF SHS R		780097747	268 		25,763 		x				 				25,763
Royal Bk Scotland Group PLC			SP ADR PREF S		780097739	540 		48,193 		x				 				48,193
Royal Bk Scotland Group PLC			SP ADR PREF T		780097713	428 		33,345 		x				 				33,345
Regions Financial Corp				COM			7591EP100	2,020 		500,000 	x				 				500,000
Rite Aid Corp 					COM			767754104	16,046 		10,626,243 	x				 				10,626,243
Suntrust Banks Inc				COM			867914103	140,498 	8,540,930 	x				 				8,540,930
Valassis Communications Inc			COM			918866104	11,320 		1,852,706 	x				 				1,852,706
Virgin Media Inc				*W EXP 99/99/999	92769L119	12 		237,059 	x				 				237,059
Wells Fargo & Co				PERP PFD CNV A		949746804	310,706 	395,819 	x				 				395,819
XL Capital Ltd Cl A				CL A			G98255105	11,110 		969,498 	x				 				969,498
